Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 28, 2025	Dec. 29, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) [Line Items]
Inventory deposits		$ 3,407	$ 616
Deferred costs		3,759
Prepaid sales commissions			4,185
Other	$ 93	4,447
Total prepaid expenses and other current assets	$ 20,830	8,206	5,817
Previously Reported [Member]
Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) [Line Items]
Other		$ 1,040	$ 1,016